Consolidated Statements of Comprehensive Loss (Parentheticals) - Related Party - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commissions related party	$ 437,817	$ 708,153	$ 750,533
Vessels operating expenses related party	1,203,487	1,282,699	797,143
Dry-docking expenses related party	71,057	123,840	109,248
General and administrative expenses related party	3,276,739	5,775,899	7,670,556
Loss related to vessels held for sale related party	775,050	0	0
Vessel sale & purchase commissions related party	87,079	745,000	0
Loss from contract cancellation related party	0	0	444,421
Interest income related party	$ 0	$ 0	$ 504,326